Summary of significant accounting policies - Movement of provision for loan receivables from Xiaoying Credit Loans and other loans (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loans receivable at beginning of the year	¥ 188,719,449	$ 25,854,459	¥ 106,479,154	¥ 55,335,741
(Reversal of) Provision for loans receivable from Xiaoying Credit Loans and other loans (net of recovery)	225,815,327	30,936,573	233,350,276	164,641,879
Charge-offs	(238,714,147)	(32,703,705)	(151,109,981)	(113,498,466)
Allowance for loans receivable at end of the year	175,820,629	24,087,327	188,719,449	106,479,154
Recoveries of charge-off of loans receivables	9,251,001	1,267,382	13,488,360	12,189,107
Xiaoying Credit Loans And Revolving Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loans receivable at beginning of the year	188,719,449
Allowance for loans receivable at end of the year	175,820,629		188,719,449
Xiaoying Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loans receivable at beginning of the year	0	0	0	0
(Reversal of) Provision for loans receivable from Xiaoying Credit Loans and other loans (net of recovery)	(4,156,904)	(569,494)	(4,213,234)	(6,066,176)
Charge-offs	(4,156,904)	(569,494)	(4,213,234)	(6,066,176)
Allowance for loans receivable at end of the year	0	0	0	0
Recoveries of charge-off of loans receivables	6,929,931	949,397	5,617,646	8,088,235
Xiaoying Credit Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loans receivable at beginning of the year	188,718,875	25,854,380	103,630,827	54,725,057
(Reversal of) Provision for loans receivable from Xiaoying Credit Loans and other loans (net of recovery)	226,865,598	31,080,459	234,237,584	160,131,434
Charge-offs	(239,763,844)	(32,847,512)	(149,149,536)	(111,225,664)
Allowance for loans receivable at end of the year	175,820,629	24,087,327	188,718,875	103,630,827
Xiaoying Revolving Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loans receivable at beginning of the year	0	0	0	610,684
(Reversal of) Provision for loans receivable from Xiaoying Credit Loans and other loans (net of recovery)	(900,606)	(123,383)	(2,737,290)	0
Charge-offs	(900,606)	(123,383)	(2,737,290)	(610,684)
Allowance for loans receivable at end of the year	0	0	0	0
Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loans receivable at beginning of the year	574	79	2,848,327	0
(Reversal of) Provision for loans receivable from Xiaoying Credit Loans and other loans (net of recovery)	(149,665)	(20,503)	1,849,982	4,510,445
Charge-offs	(149,091)	(20,424)	(4,697,735)	(1,662,118)
Allowance for loans receivable at end of the year	0	0	¥ 574	¥ 2,848,327
Xiaoying Credit Loans and other loans | Loans facilitated in 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loans receivable at end of the year	115,695,330	15,850,196
Xiaoying Credit Loans and other loans | Loans facilitated in 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loans receivable at end of the year	¥ 132,269,818	$ 18,120,891